Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Carrying/Notional Amount	$ 28,123	$ 26,823
Loans, net, Carrying/Notional Amount	1,329,865	1,184,267
Mortgage loans held-for-sale, Carrying/Notional Amount	9,466	7,022
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,663,707	1,563,333
Commitments to extend credit, Carrying/Notional Amount	0	0
Standby letters of credit, Carrying/Notional Amount	0	0
Securities held-to-maturity	28,400	26,561
Loans, net, Estimated Fair Value	1,346,569	1,185,271
Mortgage loans held-for-sale	9,466	7,022
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,530,607	1,554,839
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity	28,400	26,561
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net, Estimated Fair Value	1,346,569	1,185,271
Mortgage loans held-for-sale	9,466	7,022
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,530,607	1,554,839
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	$ 0	$ 0